Goodwill and intangible assets - Disclosure of goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 267	£ 277
Consumer, Cards and Payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 267	£ 277